Putnam Core Bond Fund
The fund's portfolio
1/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (37.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 9/20/53 to 11/20/53	$2,839,425	$2,943,647
6.00%, with due dates from 2/20/53 to 11/20/53	4,301,992	4,431,118
5.50%, with due dates from 5/20/49 to 7/20/53	2,721,135	2,767,565
5.00%, with due dates from 5/20/49 to 8/20/53	1,039,114	1,040,068
4.50%, TBA, 2/1/54	1,000,000	975,396
4.00%, TBA, 2/1/54	1,000,000	951,609
4.00%, with due dates from 6/20/49 to 1/20/51	4,679,342	4,478,551
3.50%, TBA, 2/1/54	1,000,000	925,129
3.50%, with due dates from 9/20/49 to 11/20/49	178,289	164,584
3.00%, TBA, 2/1/54	3,000,000	2,690,985
2.50%, TBA, 2/1/54	2,000,000	1,731,897
2.00%, TBA, 2/1/54	2,000,000	1,668,807

		24,769,356
U.S. Government Agency Mortgage Obligations (31.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	74,460	76,573
6.00%, 5/1/53	1,226,985	1,255,305
5.50%, with due dates from 7/1/49 to 11/1/53	4,602,547	4,659,495
4.50%, 2/1/53	313,223	303,904
4.00%, 4/1/52	914,898	863,318
3.00%, with due dates from 8/1/50 to 3/1/52	2,716,089	2,421,101
2.50%, with due dates from 10/1/50 to 4/1/52	8,202,281	7,024,806
2.00%, 9/1/35	721,773	652,642
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,262,237	1,296,256
6.00%, with due dates from 4/1/53 to 6/1/53	2,025,361	2,081,753
5.50%, with due dates from 4/1/50 to 11/1/53	14,871,679	15,084,593
5.00%, with due dates from 1/1/49 to 8/1/49	76,149	75,970
4.50%, with due dates from 5/1/49 to 1/1/53	634,269	615,531
4.00%, 5/1/52	932,967	885,325
3.50%, with due dates from 7/1/50 to 4/1/52	5,603,301	5,150,024
3.00%, 9/1/50	895,261	801,687
2.50%, with due dates from 11/1/50 to 3/1/52	3,987,380	3,414,108
2.00%, with due dates from 9/1/50 to 3/1/52	5,470,392	4,467,577
2.00%, 3/1/37	2,906,471	2,623,548
1.50%, 9/1/51	1,822,612	1,406,611
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/54	8,000,000	8,192,813
6.00%, TBA, 2/1/54	12,000,000	12,172,969
5.50%, TBA, 2/1/54	7,000,000	7,025,976
5.00%, TBA, 2/1/54	14,000,000	13,848,516
4.50%, TBA, 2/1/54	1,000,000	968,008
3.50%, TBA, 2/1/54	3,000,000	2,737,500
3.00%, TBA, 2/1/54	4,000,000	3,509,844
3.00%, TBA, 2/1/39	1,000,000	943,398
2.50%, TBA, 2/1/54	10,000,000	8,428,125
2.50%, TBA, 2/1/39	2,000,000	1,846,328
2.00%, TBA, 2/1/54	14,000,000	11,305,192
1.50%, TBA, 2/1/39	2,000,000	1,748,879

		127,887,675

Total U.S. government and agency mortgage obligations (cost $150,894,193)		$152,657,031

U.S. TREASURY OBLIGATIONS (24.8%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$10,200,000	$9,157,688
3.25%, 5/15/42	5,000,000	4,329,492
3.00%, 2/15/49	18,000,000	14,300,156
3.00%, 2/15/47	12,000,000	9,615,000
2.75%, 8/15/42(SEGTBA)	15,000,000	11,995,313
U.S. Treasury Notes
4.125%, 11/15/32	2,500,000	2,532,813
2.75%, 8/15/32	12,400,000	11,328,078
2.75%, 2/15/28	17,300,000	16,547,180
1.625%, 5/15/26	15,500,000	14,659,004
1.625%, 2/15/26	6,400,000	6,078,000
1.125%, 2/15/31	2,000,000	1,668,516

Total U.S. treasury obligations (cost $103,661,961)		$102,211,240

CORPORATE BONDS AND NOTES (27.0%)(a)
	Principal amount	Value
Basic materials (1.1%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	$1,150,000	$1,198,423
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	365,000	373,886
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	240,000	220,044
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	330,000	328,284
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	470,000	503,569
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	440,000	380,297
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	430,000	384,190
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	177,801
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	87,551
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	85,000	70,750
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	156,654
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	500,000	482,226
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	115,000	132,902

		4,496,577
Capital goods (1.3%)
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	208,000	194,725
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	649,864
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	670,000	709,150
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	250,000	257,463
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	769,000	696,068
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29	890,000	901,185
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	535,000	542,159
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	325,000	374,280
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	615,000	590,217
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	404,131

		5,319,242
Communication services (2.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	490,000	419,978
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28(R)	225,000	229,745
American Tower Corp. sr. unsec. notes 3.95%, 3/15/29(R)	925,000	885,411
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	535,000	476,172
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	372,000	344,807
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	430,000	420,774
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	422,820
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	745,000	604,402
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	180,000	177,644
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	150,000	144,256
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	65,000	49,621
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	140,000	138,759
Comcast Corp. company guaranty sr. unsec. notes 3.30%, 2/1/27	230,000	222,233
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	155,000	147,835
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	125,000	118,862
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	55,000	52,364
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	310,000	283,441
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	83,730
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	325,000	295,616
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	286,313
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	55,000	57,833
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,753,000	1,749,831
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	528,642
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	460,000	426,748
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	565,000	647,962
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	190,000	171,803

		9,387,602
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	144,000
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	90,000	57,477
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	380,000	325,040
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	255,000	255,698
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	191,000	170,876
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	39,995
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	92,520
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	679,167
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	60,000	63,879
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	158,000	161,036
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	110,000	92,865
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	689,000	687,319
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	135,000	128,996
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	710,000	730,678
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	95,000	88,893
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	179,081
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	100,000	81,400
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	183,239
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	191,000	204,129
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	254,000	269,214
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	570,000	505,253
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	1,020,000	933,922

		6,074,677
Consumer staples (1.3%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	460,000	468,499
Ashtead Capital, Inc. 144A company guaranty sr. unsec. FRN 5.80%, 4/15/34	375,000	377,108
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	294,542
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	70,000	81,782
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,266,165
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	455,000	478,897
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33	145,000	143,559
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	523,000	462,538
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,148,000	1,171,044
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	85,000	85,714
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28	72,000	73,622
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	345,000	388,275

		5,291,745
Energy (1.3%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	910,000	868,122
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	180,000	152,802
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	270,000	296,201
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	255,000	264,694
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	640,000	682,114
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	260,000	251,649
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	155,000	152,250
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	910,000	1,013,226
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	345,000	362,250
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	200,000	210,494
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	71,000	74,055
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	544,000	553,491
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	72,000	72,347
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	540,000	517,860

		5,471,555
Financials (10.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	430,000	368,562
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	985,000	979,210
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	377,978
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	805,000	822,486
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	410,000	419,983
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	597,490
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	605,000	620,807
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	390,000	374,968
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	756,000	759,502
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	164,618
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	400,000	428,000
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,400,000	1,478,756
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	100,000	101,835
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,290,000	1,115,283
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	1,020,000	1,066,409
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,025,000	910,500
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	439,183
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	580,000	588,319
Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.125%, 3/15/26	200,000	194,736
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,300,000	1,279,506
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	517,000	571,084
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	235,000	177,900
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	98,000	101,651
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	100,000	90,074
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,515,000	1,485,289
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	166,318
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	580,822
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	233,527
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	761,000	748,940
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)	445,000	460,896
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	144,000	137,001
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	785,000	816,130
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	336,702
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	101,000	65,021
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	365,000	380,004
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	720,000	724,599
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	275,450
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	480,000	508,315
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	460,000	489,576
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	1,037,000	1,033,480
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	643,469
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	130,000	114,344
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	505,000	515,356
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	225,000	164,900
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	115,000	90,933
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	143,944
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	60,000	58,936
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	153,780
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	437,821
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	505,000	520,190
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,000,000	1,030,549
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,190,000	1,932,885
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	72,000	67,281
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	300,000	315,396
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	321,318
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,285,000	1,289,697
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,250,971
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	254,890
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	81,000	86,509
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	74,000	76,733
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	232,165
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	800,000	751,567
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34	700,000	703,183
Protective Life Global Funding 144A 5.467%, 12/8/28	595,000	611,323
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	1,023,896
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	400,000	428,000
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	465,000	482,962
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	640,000	650,789
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	1,015,000	1,022,837
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	615,000	654,853
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	420,000	401,595
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	229,924
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	360,000	282,427
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	140,000	137,082
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	1,157,000	1,094,570
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	1,380,000	1,410,383
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	368,976
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	120,000	106,454
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	145,000	101,855

		42,635,653
Health care (1.9%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	500,000	515,227
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	283,000	290,942
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	230,000	235,123
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	1,000,000	947,656
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	936,000	905,515
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	250,000	224,775
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	85,000	85,514
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	155,000	159,960
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	147,932
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	85,000	75,770
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	110,000	110,061
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	285,000	294,547
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	960,000	976,086
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	288,000	287,643
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	233,512
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	295,000	320,484
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	122,080
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	180,000	183,254
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	638,000	708,084
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	300,000	300,032
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	560,000	547,404
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	337,000	329,422
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	118,000	100,764

		8,101,787
Technology (2.6%)
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	203,000	174,130
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	575,000	551,564
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	95,000	92,538
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	320,000	305,222
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,780,000	1,716,720
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	132,000	97,946
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	67,000	56,503
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	112,000	114,405
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	410,000	434,104
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	400,000	414,594
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	388,000	414,074
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,370,000	1,401,725
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	170,000	153,014
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	155,000	150,385
Micron Technology, Inc. sr. unsec. notes 5.30%, 1/15/31	175,000	176,822
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	830,000	863,361
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	170,000	122,024
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	834,000	748,899
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	295,000	229,192
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	575,000	457,570
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	620,000	558,500
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	1,025,000	954,095
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	45,000	35,912
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	275,000	186,828
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	250,000	173,284
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	175,000	151,913

		10,735,324
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	146,740

		146,740
Utilities and power (3.4%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	235,000	196,127
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	305,000	322,057
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	565,000	568,222
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	297,802
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	265,000	222,774
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	620,000	692,966
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	255,000	272,125
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	1,000,000	1,018,572
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	180,000	172,636
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	700,000	658,905
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	451,751
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	325,000	293,133
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	292,530
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	889,824
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	355,000	349,565
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	280,000	280,091
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	670,000	766,430
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	205,000	205,531
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	495,000	499,172
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,149,814
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	425,000	413,330
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	291,459
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,363,000	1,394,219
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	180,000	156,866
PacifiCorp sr. bonds 2.70%, 9/15/30	210,000	183,207
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	190,000	193,571
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	335,000	341,478
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	465,000	486,249
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	130,000	122,841
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	70,000	69,150
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	635,000	671,075

		13,923,472

Total corporate bonds and notes (cost $108,473,306)		$111,584,374

MORTGAGE-BACKED SECURITIES (17.0%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (9.4%)
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 5/15/36 (Cayman Islands)	$1,088,879	$1,087,802
AREIT CRE Trust 144A
FRB Ser. 22-CRE6, Class A, 6.595%, 1/20/37 (Cayman Islands)	533,763	528,148
FRB Ser. 21-CRE5, Class A, 6.526%, 11/17/38 (Cayman Islands)	1,177,330	1,168,810
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.897%, 11/15/54(WAC)	36,245,261	786,939
FRB Ser. 18-BN10, Class XA, IO, 0.834%, 2/15/61(WAC)	38,586,045	877,431
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	521,000	433,691
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	327,560	351,825
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.799%, 12/16/36 (Cayman Islands)	146,000	145,234
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.519%, 11/16/38 (Cayman Islands)	352,407	346,024
FRB Ser. 21-FL8, Class A, 6.369%, 1/18/36 (Cayman Islands)	880,839	872,031
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.813%, 1/15/53(WAC)	9,036,059	264,535
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.69%, 2/10/50(WAC)	756,000	354,152
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	569,000	537,986
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	279,348
FRB Ser. 16-C4, Class XA, IO, 1.76%, 5/10/58(WAC)	6,833,493	170,870
Citigroup Commercial Mortgage Trust
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	227,000	221,803
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	423,000	399,674
Ser. 16-C3, Class A4, 3.154%, 11/15/49	746,000	704,133
FRB Ser. 14-GC21, Class XA, IO, 1.266%, 5/10/47(WAC)	4,910,381	7,099
FRB Ser. 14-GC19, Class XA, IO, 0.991%, 3/11/47(WAC)	463,727	30
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.226%, 3/11/47(WAC)	561,000	529,932
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.892%, 5/10/47(WAC)	989,000	865,625
FRB Ser. 15-LC19, Class C, 4.353%, 2/10/48(WAC)	400,000	373,795
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,018,775
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	418,000	398,192
FRB Ser. 14-UBS4, Class XA, IO, 1.224%, 8/10/47(WAC)	8,846,459	5,114
FRB Ser. 14-CR20, Class XA, IO, 1.071%, 11/10/47(WAC)	25,684,335	62,156
FRB Ser. 15-CR23, Class XA, IO, 0.982%, 5/10/48(WAC)	17,494,605	121,024
FRB Ser. 15-CR22, Class XA, IO, 0.949%, 3/10/48(WAC)	9,825,012	53,914
FRB Ser. 15-LC21, Class XA, IO, 0.777%, 7/10/48(WAC)	29,678,603	188,673
CSAIL Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.934%, 9/15/52	213,000	167,486
Ser. 15-C2, Class A4, 3.504%, 6/15/57	278,000	269,537
Ser. 17-CX10, Class A3, 3.398%, 11/15/50	832,611	795,595
Ser. 16-C6, Class AS, 3.346%, 1/15/49	458,000	419,720
Ser. 15-C1, Class XA, IO, 0.946%, 4/15/50(WAC)	18,049,024	72,626
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	651,000	587,167
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.536%, 8/10/44(WAC)	1,136,898	1,051,066
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 1.024%, 5/25/28(WAC)	10,239,170	338,865
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.698%, 11/16/36 (Cayman Islands)	1,010,000	1,003,337
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61	5,984,373	448,966
FRB Ser. 20-190, IO, 1.05%, 11/16/62	5,654,552	416,482
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.839%, 6/10/47(WAC)	546,000	375,599
Ser. 14-GC24, Class AS, 4.162%, 9/10/47(WAC)	408,000	394,465
Ser. 16-GS2, Class B, 3.759%, 5/10/49(WAC)	544,000	510,622
Ser. 20-GC47, Class A5, 2.377%, 5/12/53	109,000	91,874
GS Mortgage Securities Trust 144A FRB Ser. 11-GC5, Class B, 5.298%, 8/10/44(WAC)	528,000	464,723
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	982,000	968,556
FRB Ser. 14-C24, Class XA, IO, 0.96%, 11/15/47(WAC)	31,218,350	71,490
FRB Ser. 14-C19, Class XA, IO, 0.645%, 4/15/47(WAC)	4,054,250	3,024
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.923%, 6/15/51(WAC)	358,000	289,349
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	296,188	272,799
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.898%, 12/15/47(WAC)	327,000	277,950
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.549%, 7/16/36 (Cayman Islands)	1,347,408	1,327,424
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	983,000	910,604
Ser. 15-C26, Class AS, 3.885%, 10/15/48(WAC)	399,000	382,124
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	506,000	459,045
FRB Ser. 15-C26, Class XA, IO, 1.108%, 10/15/48(WAC)	12,725,986	103,787
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.788%, 8/15/45(WAC)	319,000	291,741
FRB Ser. 13-C10, Class F, 4.13%, 7/15/46(WAC)	1,661,000	102,872
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.941%, 10/15/51(WAC)	916,056	773,542
Ser. 18-L1, Class AS, 4.637%, 10/15/51(WAC)	199,000	188,462
Ser. 18-H4, Class A4, 4.31%, 12/15/51	356,000	345,324
FRB Ser. 16-UB12, Class XA, IO, 0.786%, 12/15/49(WAC)	20,851,624	306,152
PFP, Ltd. 144A
FRB Ser. 23-10, Class A, 7.697%, 9/16/38	1,071,000	1,081,558
FRB Ser. 21-8, Class A, 6.452%, 8/9/37 (Cayman Islands)	122,493	121,437
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.406%, 10/25/39	502,000	501,995
FRB Ser. 23-FL12, Class A, 7.671%, 5/25/38	552,615	553,587
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, (CME Term SOFR 1 Month + 2.75%), 8.091%, 5/19/38 (Bermuda)	604,000	607,117
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	681,000	647,986
Ser. 19-C16, Class B, 4.32%, 4/15/52(WAC)	727,000	637,955
Ser. 18-C10, Class A4, 4.313%, 5/15/51	366,000	348,074
Ser. 17-C3, Class B, 4.092%, 8/15/50(WAC)	313,000	271,655
Ser. 17-C1, Class AS, 3.724%, 6/15/50	729,000	678,552
Ser. 17-C1, Class A4, 3.46%, 6/15/50	724,000	686,318
FRB Ser. 17-C7, Class XA, IO, 1.14%, 12/15/50(WAC)	12,931,122	396,732
FRB Ser. 18-C8, Class XA, IO, 0.965%, 2/15/51(WAC)	13,097,239	360,949
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	89,594	1,468
Wells Fargo Commercial Mortgage Trust
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,077,000	959,570
Ser. 19-C50, Class AS, 4.021%, 5/15/52	427,000	398,496
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	762,000	718,046
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	300,000	283,556
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	229,304
FRB Ser. 14-LC16, Class XA, IO, 1.192%, 8/15/50(WAC)	12,321,928	123
FRB Ser. 18-C43, Class XA, IO, 0.737%, 3/15/51(WAC)	17,685,119	357,358
Wells Fargo Commercial Mortgage Trust 144A Ser. 20-C55, Class D, 2.50%, 2/15/53	557,000	309,007
WF-RBS Commercial Mortgage Trust Ser. 14-C23, Class A5, 3.917%, 10/15/57	335,000	327,780
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 5.145%, 6/15/44(WAC)	893,000	743,857

		38,859,620
Residential mortgage-backed securities (non-agency) (7.6%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	754,217	762,093
Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	1,909,558	1,934,155
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,581,802	1,580,430
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	165,716	157,215
BRAVO Residential Funding Trust 144A
Ser. 23-NQM6, Class A1, 6.602%, 9/25/63	858,549	861,792
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	253,111	254,462
Ser. 21-C, Class A1, 1.62%, 3/1/61	350,492	334,539
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62(WAC)	493,672	481,585
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 0.168%, 6/25/46(WAC)	371,613	329,415
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.659%, 10/25/27	987,433	1,057,818
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.009%, 8/25/29	494,689	516,950
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.61%), 7.959%, 3/25/30	361,000	370,604
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.295%, 6/25/42	311,688	320,583
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.995%, 7/25/42	374,412	384,708
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.645%, 8/25/33	708,298	721,578
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.645%, 8/25/42	1,097,340	1,120,420
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.495%, 9/25/42	908,155	919,488
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.345%, 6/25/43	69,034	69,638
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.195%, 1/25/42	347,000	348,191
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.145%, 1/25/51	19,020	19,207
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.995%, 1/25/34	85,405	85,832
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.645%, 2/25/42	21,953	22,029
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.345%, 1/25/42	409,232	407,766
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M1, (US 30 Day Average SOFR + 0.85%), 6.195%, 11/25/41	178,999	178,701
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.195%, 9/25/41	181,975	181,013
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.409%, 8/25/28	14,227	14,959
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.209%, 8/25/28	4,561	4,870
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.459%, 9/25/28	44,683	46,803
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.359%, 10/25/28	49,691	52,941
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.159%, 4/25/28	580,301	618,021
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.009%, 4/25/28	108,293	112,464
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.359%, 11/25/24	3,435	3,571
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.109%, 9/25/29	135,000	141,075
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.259%, 2/25/30	61,000	63,274
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.809%, 1/25/31	516,482	529,395
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.659%, 8/25/30	5,689	5,810
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.294%, 6/25/42	1,801,324	1,861,504
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.095%, 5/25/42	1,702,255	1,753,454
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.895%, 7/25/42	1,060,017	1,090,563
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.844%, 9/25/42	88,841	90,332
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.245%, 4/25/42	1,198,597	1,201,593
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.045%, 7/25/43	228,141	230,280
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.545%, 1/25/42	264,763	265,052
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	203,533	193,136
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	616,237
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 1/17/38	607,870	608,630
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 7.095%, 11/25/53	323,610	325,887
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	1,166,681	1,196,306
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	618,143	625,847
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	400,432	403,190
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	358,675	364,598
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	2,002,591	2,025,294
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.88%, 5/25/46	584,889	505,929
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	349,408
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	685,198	669,507
Verus Securitization Trust 144A Ser. 23-INV2, Class A1, 6.443%, 8/25/68	1,864,348	1,892,313

		31,282,455

Total mortgage-backed securities (cost $72,727,735)		$70,142,075

COLLATERALIZED LOAN OBLIGATIONS (3.5%)(a)
	Principal amount	Value
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	$500,000	$500,063
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 7/20/34	500,000	497,546
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.829%, 11/22/34 (Cayman Islands)	700,000	696,368
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.746%, 10/15/34 (Cayman Islands)	619,000	619,054
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	800,000	800,015
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	500,000	499,321
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	650,000	649,838
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	450,000	450,210
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	600,000	597,525
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.826%, 7/25/34 (Cayman Islands)	400,000	400,106
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	500,000	500,142
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.168%, 7/20/35	500,000	501,514
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.659%, 4/20/31 (Cayman Islands)	320,000	320,332
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	750,000	753,254
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.866%, 1/15/35 (Cayman Islands)	250,000	248,624
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.826%, 8/26/34 (Cayman Islands)	1,000,000	995,895
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.969%, 1/20/34 (Cayman Islands)	600,000	600,857
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-2A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.739%, 7/20/34 (Cayman Islands)	400,000	400,198
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	650,000	650,071
RR CLO 18, Ltd. 144A FRB Ser. 21-18A, Class A2, (CME Term SOFR 3 Month + 1.86%), 7.176%, 10/15/34 (Cayman Islands)	900,000	900,075
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.379%, 7/20/34 (Cayman Islands)	500,000	500,077
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	724,000	723,984
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.766%, 7/25/34 (Cayman Islands)	300,000	300,017
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.749%, 10/20/34 (Cayman Islands)	350,000	349,992
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	200,000	197,959
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.756%, 7/15/32 (Cayman Islands)	500,000	496,833
Venture XXVII CLO, Ltd. 144A FRB Ser. 21-27A, Class BR, (CME Term SOFR 3 Month + 1.86%), 7.179%, 7/20/30 (Cayman Islands)	350,000	347,179

Total collateralized loan obligations (cost $14,387,091)		$14,497,049

ASSET-BACKED SECURITIES (3.2%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$1,496,000	$1,473,590
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	500,000	505,629
Capital One Multi-Asset Execution Trust Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	498,775
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	176,350
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	1,998,000	2,007,686
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	32,462	32,401
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	2,029,812
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A3, 5.69%, 8/15/28	900,000	913,910
Ser. 22-A, Class A3, 3.06%, 2/15/27	298,267	293,232
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	1,727,000	1,764,809
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	1,000,000	1,012,518
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.20%, 5/7/24	1,196,000	1,193,384
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.285%, 6/29/24	825,000	824,812
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	546,000	552,467

Total asset-backed securities (cost $13,125,667)		$13,279,375

SHORT-TERM INVESTMENTS (5.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	20,558,625	$20,558,625

Total short-term investments (cost $20,558,625)		$20,558,625
TOTAL INVESTMENTS

Total investments (cost $483,828,578)		$484,929,769

TBA SALE COMMITMENTS OUTSTANDING at 1/31/24 (proceeds receivable $6,061,875) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 2/1/54	$6,000,000	2/13/24	$6,086,485

Total			$6,086,485

Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $412,654,969.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$28,863,712	$65,035,121	$73,340,208	$260,677	$20,558,625

	Total Short-term investments	$28,863,712	$65,035,121	$73,340,208	$260,677	$20,558,625
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $142,168.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$13,279,375	$—
Collateralized loan obligations	—	14,497,049	—
Corporate bonds and notes	—	111,584,374	—
Mortgage-backed securities	—	70,142,075	—
U.S. government and agency mortgage obligations	—	152,657,031	—
U.S. treasury obligations	—	102,211,240	—
Short-term investments	—	20,558,625	—

Totals by level	$—	$484,929,769	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(6,086,485)	$—

Totals by level	$—	$(6,086,485)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com